Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	288	290
Additions	12	26
Disposals	(65)	(28)
End of year	235	288